Financial Instruments	12 Months Ended
Mar. 04, 2017
Financial Instruments
Financial Instruments

26. Financial Instruments

The carrying amounts and fair values of financial instruments at March 4, 2017 and February 27, 2016 are listed as follows:

	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Variable rate indebtedness	$3,368,484	$3,404,225	$3,027,675	$3,025,500
Fixed rate indebtedness	$3,894,894	$4,152,374	$3,886,808	$4,210,416

Cash, trade receivables and trade payables are carried at market value, which approximates their fair values due to the short-term maturity of these instruments. In addition, as of March 4, 2017 and February 27, 2016, the Company had $6,874 and $6,069, respectively, of investments carried at amortized cost, as these investments are being held to maturity. As of March 4, 2017, these investments are included as a component of prepaid expenses and other current assets. As of February 27, 2016, these investments are included as a component of other assets. The Company believes the carrying value of these investments approximates their fair value.

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

LIBOR-based borrowings under credit facilities:

The carrying amounts for LIBOR-based borrowings under the credit facilities, term loans and term notes are estimated based on the quoted market price of the financial instruments.

Long-term indebtedness:

The fair values of long-term indebtedness are estimated based on the quoted market prices of the financial instruments. If quoted market prices were not available, the Company estimated the fair value based on the quoted market price of a financial instrument with similar characteristics.